Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Scorpio MR Pool Limited	$106,233	$115,092
Scorpio LR2 Pool Limited	87,200	113,523
Scorpio Handymax Tanker Pool Limited	4,238	7,149
Scorpio Services Holding Limited (SSH)	1,635	4,976
Scorpio LR1 Pool Limited	551	607
Receivables from related parties	199,857	241,347

Insurance receivables	1,157	878
Spot voyage and time charter receivables	554	34,475
	$201,568	$276,700